Subsequent Events (Details) - Forecast [Member] - USD ($) $ / shares in Units, $ in Millions	Oct. 18, 2024	Sep. 20, 2024
IPO [Member]
Subsequent events [Line Items]
Ordinary shares, issued		2,000,000
Price per share	$ 4	$ 4
Aggregate gross proceeds	$ 1.2	$ 8.0
Over-Allotment Option [Member]
Subsequent events [Line Items]
Ordinary shares, issued	300,000